Schedule of Deconsolidation on Loss on Settlement of Debt (Details) - USD ($)		9 Months Ended
	Jun. 01, 2023	Sep. 30, 2023	Sep. 30, 2022
Defined Benefit Plan Disclosure [Line Items]
Net due to (from)	$ (142,551)
Net amount of deconsolidation – Recorded as a Loss on Settlement of Debt	142,551	$ (142,551)
Emblaze One, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to Emblaze One, Inc. by Limitless X	1,167,011
Interest payable	47,188
Vybe Labs Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from Vybe Labs, Inc. by Limitless X	$ (1,356,750)